PARTNERSHIP CAPITAL - Capital Categories (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in equity [abstract]
Balance as			$ 13,474	$ 9,644	$ 7,176
Unit issuance			588	1,212	941
Repurchased and cancelled			(31)		(6)
Balance as		$ 9,644	14,668	13,474	9,644
Exchange LP unit conversion, value			232	0
Limited Partners
Changes in equity [abstract]
Balance as			4,967	4,611	3,838
Unit issuance			14	692	505
Repurchased and cancelled			(30)		(6)
Balance as		4,611	4,513	4,967	4,611
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield
Changes in equity [abstract]
Balance as			2,012	1,860	1,518
Unit issuance				300	250
Balance as		$ 1,860	1,823	$ 2,012	$ 1,860
Non-controlling Interest - Exchange LP Units, equity [Member]
Changes in equity [abstract]
Unit issuance			232
Balance as			$ 71
Partners' capital | Special General Partner and Limited Partner
Changes in equity [abstract]
Opening balance			278,200,000	261,000,000	244,800,000
Issued for cash			300,000	17,200,000	16,400,000
Units converted from Exchange LP units			1,300,000	0	0
Repurchased and cancelled			(900,000)	0	(200,000)
Ending balance		261,000,000	278,900,000	278,200,000	261,000,000
Balance as			$ 4,926	$ 4,234	$ 3,735
Unit issuance			14	692	505
Units converted from Exchange LP units, value			20	0	0
Repurchased and cancelled			(30)	0	(6)
Balance as		$ 4,234	$ 4,930	$ 4,926	$ 4,234
Partners' capital | Special General Partner
Changes in equity [abstract]
Opening balance			1,600,000	1,600,000	1,600,000
Issued for cash			0	0	0
Units converted from Exchange LP units			0	0	0
Repurchased and cancelled			0	0	0
Ending balance		1,600,000	1,600,000	1,600,000	1,600,000
Balance as			$ 19	$ 19	$ 19
Unit issuance			0	0	0
Units converted from Exchange LP units, value			0	0	0
Repurchased and cancelled			0	0	0
Balance as		$ 19	$ 19	$ 19	$ 19
Partners' capital | Limited Partners
Changes in equity [abstract]
Opening balance			276,600,000	259,400,000	243,200,000
Issued for cash	16,600,000	15,600,000	300,000	17,200,000	16,400,000
Units converted from Exchange LP units			1,300,000	0	0
Repurchased and cancelled			(900,000)	0	(200,000)
Ending balance		259,400,000	277,300,000	276,600,000	259,400,000
Balance as			$ 4,907	$ 4,215	$ 3,716
Unit issuance			14	692	505
Units converted from Exchange LP units, value			20	0	0
Repurchased and cancelled			(30)	0	(6)
Balance as		$ 4,215	$ 4,911	$ 4,907	$ 4,215
Partners' capital | Non-Controlling Interest—Redeemable Partnership Units held by Brookfield
Changes in equity [abstract]
Opening balance			115,800,000	108,400,000	100,300,000
Issued for cash	7,400,000	8,100,000	0	7,400,000	8,100,000
Ending balance		108,400,000	115,800,000	115,800,000	108,400,000
Balance as			$ 2,078	$ 1,778	$ 1,528
Unit issuance			0	300	250
Balance as		$ 1,778	$ 2,078	$ 2,078	$ 1,778
Partners' capital | Non-controlling Interest - Exchange LP Units, equity [Member]
Changes in equity [abstract]
Opening balance			0	0	0
Issued for cash			5,700,000	0	0
Ending balance		0	4,400,000	0	0
Balance as			$ 0	$ 0	$ 0
Unit issuance			232	0	0
Balance as		$ 0	$ 212	$ 0	$ 0
Exchange LP unit conversion, shares			1,300,000	0	0
Exchange LP unit conversion, value			$ (20)	$ 0	$ 0
Preferred Unitholders Capital
Changes in equity [abstract]
Opening balance			32,000,000	20,000,000	10,000,000
Issued for cash			18,000,000	12,000,000	10,000,000
Ending balance		20,000,000	49,900,000	32,000,000	20,000,000
Balance as			$ 595	$ 375	$ 189
Unit issuance			342	220	186
Repurchased and cancelled			(1)
Balance as		$ 375	$ 936	$ 595	$ 375
Preferred Units, Units Repurchased			(100,000)	0	0
Repurchase of Preferred Equity			$ (1)	$ 0	$ 0